Note 6 - Investments in Affordable Housing Partnerships (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investments In Affordable Housing Partnerships [Abstract]
Minimum Compliance Period for Tax Credits	15 years
Equity Method Investments	$ 3,574,183	$ 4,466,001
Effective Income Tax Rate Reconciliation, Tax Credit, Investment, Amount	1,221,394	1,221,394	1,247,394
Amortization	$ 885,478	$ 885,478	$ 885,478